Liability for Future Policy Benefits (Revenue and Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Benefit Reserves | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	$ 1,700	$ 4,553
Interest Expense	627	620
Benefit Reserves | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	242,406	241,783
Interest Expense	60,233	55,048
Benefit Reserves | Variable and Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest Expense	0	0
Benefit Reserves | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	244,106	246,336
Interest Expense	60,860	55,668
Additional Insurance Reserves | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest Expense	0	0
Additional Insurance Reserves | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest Expense	0	0
Additional Insurance Reserves | Variable and Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	303,979	215,741
Interest Expense	27,479	20,039
Additional Insurance Reserves | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	303,979	215,741
Interest Expense	27,479	20,039
Deferred Profit Liability | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	42	(742)
Interest Expense	60	60
Deferred Profit Liability | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest Expense	0	0
Deferred Profit Liability | Variable and Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest Expense	0	0
Deferred Profit Liability | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	42	(742)
Interest Expense	60	60
Revenues | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,742	3,811
Revenues | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	242,406	241,783
Revenues | Variable and Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	303,979	215,741
Revenues | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	548,127	461,335
Interest Expense | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Interest Expense	687	680
Interest Expense | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest Expense	60,233	55,048
Interest Expense | Variable and Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest Expense	27,479	20,039
Interest Expense | Total
Liability for Future Policy Benefit, Activity [Line Items]
Interest Expense	$ 88,399	$ 75,767